Statutory and other information (Tables)	12 Months Ended
Dec. 31, 2025
Statutory and other information
Schedule of auditor's remuneration

	2025	2024	2023
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	12.5	10.6	10.2
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	15.8	14.8	15.0
Attestation under s404 of Sarbanes-Oxley Act 2002	3.7	3.5	3.3
Audit-related assurance services	1.3	2.2	1.1
Other assurance services	0.2	0.3	0.2
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.3	0.4	0.3
	33.8	31.8	30.1

Schedule of key management personnel compensation

	2025	2024	2023
	$’000	$’000	$’000
Short-term employee benefits	39,483	40,893	38,636
Post-employment benefits	995	1,045	1,354
Share-based payments	58,915	49,121	58,242
	99,393	91,059	98,232